Consolidated Statements Of Earnings (USD $) In Millions, except Per Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements Of Earnings [Abstract]
NET SALES	$ 24,222	$ 21,039	$ 20,102
Costs and expenses:
Cost of sales	14,665	12,713	12,542
Selling, general and administrative expenses	5,328	4,817	4,416
Other deductions, net	375	369	474
Interest expense, net of interest income: 2009, $24; 2010, $19; 2011, $23	223	261	220
Earnings from continuing operations before income taxes	3,631	2,879	2,450
Income taxes	1,127	848	688
Earnings from continuing operations	2,504	2,031	1,762
Discontinued operations, net of tax: 2009, $5; 2010, $153; 2011, $30	26	186	9
Net earnings	2,530	2,217	1,771
Less: Noncontrolling interests in earnings of subsidiaries	50	53	47
Net earnings common stockholders	2,480	2,164	1,724
Earnings common stockholders:
Earnings from continuing operations	2,454	1,978	1,715
Discontinued operations, net of tax	26	186	9
Net earnings common stockholders	$ 2,480	$ 2,164	$ 1,724
Basic earnings per share common stockholders:
Earnings from continuing operations	$ 3.26	$ 2.62	$ 2.27
Discontinued operations	$ 0.03	$ 0.25	$ 0.02
Basic earnings per common share	$ 3.29	$ 2.87	$ 2.29
Diluted earnings per share common stockholders:
Earnings from continuing operations	$ 3.24	$ 2.60	$ 2.26
Discontinued operations	$ 0.03	$ 0.24	$ 0.01
Diluted earnings per common share	$ 3.27	$ 2.84	$ 2.27